EDGAR


March 4, 2003


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Filing Pursuant to Rule 497(j)
         John Hancock Series Trust (the "Trust") on behalf of:
           John Hancock Focused Equity Fund
           John Hancock Multi Cap Growth Fund
           John Hancock 500 Index Fund
           John Hancock Real Estate Fund
           John Hancock Small Cap Growth Fund
           John Hancock Technology Fund   (together the "Funds")

         File Nos. 2-758707; 811-3392

CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectuses and Statements of Additional Information dated March 1, 2003 for the above-captioned registrant that would have been filed under paragraph (b) or
(c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.


                                               Sincerely,


                                               /s/Joan O'Neill
                                               ---------------
                                               Joan O'Neill
                                               Senior Paralegal